Note 26 - Retained earnings, revaluation reserves and other reserves - Retained earnings, revaluation reserves and other reserves. (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Retained earnings, revaluation reserves and other reserves.
Retained Earnings	€ 26,428	€ 23,018
Revaluation reverse	1	3
Other Reserves	(94)	(58)
Total RETAINED EARNINGS, REVALUATION RESERVES AND OTHER RESERVES	€ 26,336	€ 22,963